Commitments and Contingencies (Details Narrative) (10-K)																							1 Months Ended	3 Months Ended		12 Months Ended							61 Months Ended
	Oct. 21, 2019 USD ($)	Sep. 26, 2019 shares	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Aug. 14, 2019 shares	Jul. 03, 2019 USD ($) $ / shares shares	May 09, 2019 USD ($) ft²	Apr. 26, 2019 USD ($)	Apr. 05, 2019 shares	Mar. 20, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Mar. 20, 2018 USD ($) $ / shares shares	Feb. 20, 2018 USD ($) shares	Jan. 09, 2018	Sep. 13, 2017 USD ($)	Jan. 23, 2017 USD ($)	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 shares	Nov. 10, 2010 USD ($)	Dec. 26, 2006 USD ($)	May 08, 2006 USD ($)	Jan. 31, 2007 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Aug. 08, 2019 $ / shares shares	May 28, 2015 $ / shares shares
Annual salary																								$ 159,898	$ 144,562	$ 516,332	$ 627,197
Warrants term																								5 years		5 years							5 years
Warrant exercise price per share | $ / shares																										$ 0.16	$ 0.001						$ 0.16
Working capital																								$ (6,912,480)		$ (6,631,299)							$ (6,631,299)
Number of shares issued | shares		766,667			7,967,871					4,052,652
Payment for debt																								10,000	15,000	40,000	$ 20,000
Stock issued during period, value										$ 281,659																	1,000,000
Interest expense and related accrued interest payable																								13,283	5,958	36,562	15,581						36,562
Fair value of warrants																								3,359,716		$ 2,599,066
Payments for rent																$ 960								$ 3,273	3,135								$ 2,508
Annual rent, year one			$ 42,000												$ 39,200
Annual rent, year two			$ 44,800												42,000
Area of land | ft²			5,000
Socialist Republic of Vietnam [Member]
Annual rent, year one							$ 45,150
Annual rent, year two							$ 45,150
Area of land | ft²							4,560.57
Rent increase percentage							5.00%
Minimum [Member]
Warrant exercise price per share | $ / shares																								$ 0.001		$ 0.001							$ 0.001
Maximum [Member]
Warrant exercise price per share | $ / shares																								$ 0.25		$ 0.25							$ 0.25
Three through Five Years [Member] | Socialist Republic of Vietnam [Member]
Rent increase percentage							5.00%
Mr. Jonathan R. Rice [Member]
Payroll payable																								$ 116,748		$ 103,730	$ 64,351						$ 103,730
Employment Agreement [Member]
Extended expiration date description														The Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 10, 2025 for Mr. Rice.
Employment Agreement [Member] | CEO [Member]
Agreement term																				5 years						5 years	5 years		5 years	5 years	5 years
Annual salary																				$ 210,000						$ 376,078	$ 354,791		$ 315,764	$ 297,889	$ 297,889	$ 281,027
Annual salary rate, increase																				6.00%
Accrued salary balance																								2,904,386		2,804,725	2,535,203						2,804,725
Employment Agreement [Member] | Employee [Member]
Employee bonus rate																																20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Agreement term																	1 year	1 year
Annual salary	$ 20,000			$ 20,000				$ 20,000
Annual cash compensation																	$ 140,000	$ 120,000
Educational expenses																		$ 11,000
Warrants term																	3 years
Warrant to purchase common stock shares | shares																	6,000,000																	6,000,000
Warrant exercise price per share | $ / shares																	$ 0.001																	$ 0.2299
Warrants maturity date																	May 20, 2026
Warrants issued value																																$ 121,448
Extended expiration date description														The Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019.
One-time bonus								$ 20,000
Working capital	$ 6,000,000			$ 6,000,000
Ownership percentage	50.00%			50.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | Minimum [Member]
Warrants term																																		3 years
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | Maximum [Member]
Warrants term																																		5 years
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | January 2015 Warrant [Member]
Warrants term																		3 years
Warrant to purchase common stock shares | shares																		2,000,000
Warrant exercise price per share | $ / shares																		$ 0.001
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | May 2015 Warrant [Member]
Warrants term																																			3 years
Warrant to purchase common stock shares | shares																																			3,000,000
Warrant exercise price per share | $ / shares																																			$ 0.001
Warrants maturity date																																			May 28, 2022
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Agreement term						1 year
Accrued salary balance																								1,953		888	1,154						888
Annual cash compensation						$ 60,000
Warrants term						3 years
Warrant to purchase common stock shares | shares						2,000,000
Warrant exercise price per share | $ / shares						$ 0.2299
License Agreement [Member]
Agreement term																			20 years
License fee																						$ 10,000
License maintenance fee																						$ 10,000
Annual research fee																							$ 13,700
Number of shares issued | shares																			2,200,000
Royalty percentage																			2.00%
Termination agreement description																			The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years
Payment for debt																								10,000		40,000
License Agreement [Member] | Maximum [Member]
Annual research fee																							$ 10,000
License Agreement [Member] | Common Stock Class A [Member]
Number of shares issued | shares											4,025,652
Payment for debt											$ 265,244
Stock issued during period, value											$ 281,659
Royalty and Research Agreements [Member]
Interest expense and related accrued interest payable																								8,993		8,503	2,623						8,503
Royalty and Research Agreements [Member] | Mr. Thompson [Member]
Payment for debt																					$ 120,000
Debt instrument maturity date																					Dec. 26, 2007
Outstanding balance																								65,292		65,292	65,292						65,292
Interest expense and related accrued interest payable																								490		1,960							$ 1,960
Consulting Agreement [Member] | Consultant [Member]
Annual cash compensation													$ 6,000
Warrants term												4 years
Warrant to purchase common stock shares | shares												600,000	600,000
Warrant exercise price per share | $ / shares												$ 0.001
Fair value of warrants												$ 19,915
Warrants exercisable date												Mar. 20, 2019
Warrants exercisable description												Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022.
Warrants expenses																												$ 19,915
Cancelled warrant issued | shares									600,000
Consulting Agreement [Member] | Consultant [Member] | Maximum [Member]
Warrant to purchase common stock shares | shares													3,000,000
Operating Lease Agreements [Member]
Payments for rent			$ 44,800												$ 39,200									2,508		2,508
Operating lease, term			2 years												2 years
Operating lease, description			The Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters.
Operating leases, rent expense																								3,273	$ 3,135	9,819	$ 11,913
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member]
Payments for rent															$ 42,000
Operating Lease Agreements [Member] | Socialist Republic of Vietnam [Member]
Operating lease, term							5 years
Operating lease, description							The Company signed a 5 year property lease Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for years three through five.
Annual rent, year one							$ 45,150
Annual rent, year two							$ 45,150
Area of land | ft²							4,560.57
Operating Lease Agreements [Member] | Three through Five Years [Member] | Socialist Republic of Vietnam [Member]
Rent increase percentage							5.00%
Operating Lease Agreements [Member] | President [Member]
Payments for rent																$ 960								$ 960		$ 960
Operating lease, term																8 years